EQUITY (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 29, 2011	Dec. 31, 2012 Independent Contractor 1 [Member]
Employment Agreement	5 years
Unregistered Common Stock Share Issued					60,000
Unregistered Common Stocks Fair Value Issued (in dollars)					$ 109,000
Statutory Surplus Reserve, Minimum, Percentage	10.00%
Statutory Surplus Reserve, Maximum, Percentage	50.00%
Statutory Surplus Reserve, Required Minimum, Percentage	25.00%
Statutory Surplus Reserve, Appropriations	10.00%
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Number of Issued Options				450,000
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Issued Options Weighted Average Exercise Price (in dollars per share)				$ 1.45
Share-based Compensation Arrangement by Share-based Payment Award Equity Instruments Options Nonvested Number	360,000
Allocated Share-based Compensation Expense	$ 43,737	$ 124,077
Share Based Compensation Arrangement By Share Based Payment Award Expiration Date			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years